Capital structure and financial items - Derivative financial instruments - Derivative financial instruments (Details) kr in Millions	Dec. 31, 2025 DKK (kr) kr / $	Dec. 31, 2024 DKK (kr) kr / $
Disclosure of detailed information about hedging instruments [line items]
Notional amount	kr 301,420	kr 248,006
Hedging instrument, assets	6,682	6,326
Hedging instrument, liabilities	2,026	7,531
Cash flow hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	118,240	154,691
Hedging instrument, assets	4,914	122
Hedging instrument, liabilities	kr 575	kr 5,885
Cash flow hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Average rate | kr / $	653	676
Notional amount	kr 101,884	kr 137,781
Hedging instrument, assets	4,316	13
Hedging instrument, liabilities	497	5,704
Cash flow hedges | Forward contracts | CNH and JPY
Disclosure of detailed information about hedging instruments [line items]
Notional amount	16,356	16,910
Hedging instrument, assets	598	109
Hedging instrument, liabilities	78	181
Fair value hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	183,180	93,315
Hedging instrument, assets	1,768	6,204
Hedging instrument, liabilities	kr 1,451	kr 1,646
Fair value hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Average rate | kr / $	632	683
Notional amount	kr 69,406	kr 75,864
Hedging instrument, assets	1,186	6,135
Hedging instrument, liabilities	1,351	1,577
Fair value hedges | Forward contracts | EUR
Disclosure of detailed information about hedging instruments [line items]
Notional amount	102,282	10,597
Hedging instrument, assets	272	15
Hedging instrument, liabilities	1	3
Fair value hedges | Forward contracts | CHN, JPY And Others
Disclosure of detailed information about hedging instruments [line items]
Notional amount	11,492	6,854
Hedging instrument, assets	310	54
Hedging instrument, liabilities	kr 99	kr 66